COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The impact and outcome of litigation, if any, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is not currently subject to any such litigation.

Operating Leases

The Company has a lease for an office in Dallas, Texas, classified as an operating lease under ASC 842, Leases.

On September 28, 2022, and with an effective date of October 1, 2022, the Company entered into a Lease Agreement with Rox Trep Tollway, L.P. (the “Landlord”) to lease and occupy approximately 2,201 square feet of office space located at 15110 Dallas Parkway, Suite 600, Dallas, Texas 75248 to serve as the Company’s main headquarters (the “Lease Agreement”). The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,778, or $31.50 per square foot, for the from months 3-18 and increases at the rate of $1 per square foot per annum until the end of the lease term (the “Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, hazard and liability insurance and common area maintenance costs for the building at the rate of 2.45% (the “Proportionate Rent”). Upon the execution of the Lease Agreement, the Company agreed to prepay the first full month’s Base Rent along with a security deposit equal to $16,942.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 8% to estimate the present value of the right-of-use liability.

The Company has right-of-use assets of $133,433 and $174,241 and operating lease liabilities of $143,424 and $185,405 as of September 30, 2023 and December 31, 2022, respectively. Operating lease expense for the nine months ended September 30, 2023 and 2022 was $50,826 and $0, respectively. The Company has recorded $0 in impairment charges related to right-of-use assets during the nine months ended September 30, 2023 and 2022.

Maturity of Lease Liabilities at September 30, 2023	Amount
2023	$17,516
2024	71,716
2025	67,589
Total lease payments	156,821
Less: Imputed interest	(13,397)
Present value of lease liabilities	$143,424

NOTE 9 – COMMITMENTS AND CONTINGENCIES

In the ordinary course of business, the Company may become a party to lawsuits involving various matters. The impact and outcome of litigation, if any, is subject to inherent uncertainties, and an adverse result in these or other matters may arise from time to time that may harm its business. The Company is not currently subject to any such litigation.

Operating Leases

The Company has a lease for an office in Dallas, TX classified as operating leases under ASC 842, Leases.

On September 28, 2022, and with an effective date of October 1, 2022, the Company entered into a Lease Agreement with Rox Trep Tollway, L.P. (the “Landlord”) to lease and occupy approximately 2,201 square feet of office space located at 15110 Dallas Parkway, Suite 600, Dallas, Texas 75248 to serve as the Company’s main headquarters (the “Lease Agreement”). The Lease Agreement has a term of thirty-eight (38) months and has a monthly base rent of $5,777.63, or $31.50 per square foot, from months 3-18, which increases at the rate of $1 per square foot per annum thereafter until the end of the lease term (the “Base Rent”). In addition to the Base Rent, the Company is required to reimburse the landlord for its pro-rata share of all real estate taxes and assessments, hazard and liability insurance and common area maintenance costs for the building at the rate of 2.45% (the “Proportionate Rent”). Upon the execution of the Lease Agreement, the Company agreed to prepay the first full month’s Base Rent along with a security deposit equal to $16,941.79.

The Company utilizes the incremental borrowing rate   in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 8% to estimate the present value of the right of use liability.

The Company has right-of-use assets of $174,241 and operating lease liabilities of $185,405 as of December 31, 2022. Operating lease expense for the year ended December 31, 2022 was $16,942. The Company has recorded $0 in impairment charges related to right-of-use assets during the year ended December 31, 2022.

Maturity of Lease Liabilities at December 31, 2022	Amount
2023	69,515
2024	71,716
2025	67,589
Total lease payments	208,820
Less: Imputed interest	(23,415)
Present value of lease liabilities	$185,405